[logo] PIONEER Investments(R)

September 4, 2015

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Pioneer Money Market Trust

(File Nos. 333-13179 and 811-05099)

CIK No. 0000812195

Ladies and Gentlemen:

On behalf of Pioneer Money Market Trust (the “Trust), a Delaware statutory trust, and pursuant to Rule 497 (e) under the Securities Act of 1933, as amended (the “1933 Act”), we are filing today via EDGAR an exhibit containing interactive data format risk/return summary information that relates to the risk/return summary information contained in the form of prospectus for Pioneer Cash Reserves Fund, a series of the Trust, that was filed under Rule 497(e) on August 19, 2015 (SEC accession number 0000812195-15-000010).

If you have any questions relating to the filing, please contact me at (617) 422-4388.

Sincerely,

/s/ Daniel J. Hynes

Daniel J. Hynes

Senior Legal Product Manager

cc:	Christopher J. Kelley, Esq.

Toby R. Serkin, Esq.

Pioneer Investment Management, Inc.

60 State Street

Boston, MA 02109-1820

“Member of the UniCredit Banking Group, Register of Banking Groups.”